Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 1,952,285	$ 1,833,770	$ 5,862,464	$ 5,611,456	$ 7,673,532	$ 15,242,560
Account Fee Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	798,006	963,098	2,490,567	3,045,292	3,963,097	6,447,201
Loan Program Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	869,273	510,754	2,547,883	1,606,947	2,478,082	6,625,576
Investment Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	283,755	340,688	788,515	901,527	1,155,433	2,092,863
Safe Harbor Program Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 1,251	$ 19,230	$ 35,499	$ 57,690	$ 76,920	$ 76,920